Warrants (Details) $ in Thousands				12 Months Ended
	Oct. 09, 2025 shares	Aug. 14, 2024 USD ($) shares	Aug. 14, 2024 ₪ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Warrants [Line Items]
Raised private placement gross funds (in Dollars) | $		$ 1,500
Equal to ordinary shares				946,243,356	881,385,256
Warrants to purchase		1,500,000	1,500,000
Number of ordinary shares	64,858,100
Change in the fair value of the warrants (in Dollars) | $				$ 875	$ 926
American Depository Shares [Member]
Warrants [Line Items]
Issuing ADS’s		1,500,000	1,500,000
Social Proxy Transaction [Member]
Warrants [Line Items]
Warrants to purchase		2,896,142	2,896,142
Expire period		5 years
Warrants [member]
Warrants [Line Items]
Equal to ordinary shares		150,000,000	150,000,000
Expire period		5 years
Warrants exercised	1,250,000
Warrants remain outstanding				250,000
Ordinary Shares [Member]
Warrants [Line Items]
Equal to ordinary shares	64,858,100	186,479,027	186,479,027	150,000,000
Warrants to purchase		150,000,000	150,000,000
Exercise price per share (in New Shekels per share) | ₪ / shares			₪ 0.1
Number of share exercised	125,000,000
Number of ordinary shares				25,000,000
Ordinary Shares [Member] | American Depository Shares [Member]
Warrants [Line Items]
Equal to ordinary shares		150,000,000	150,000,000
Ordinary Shares [Member] | Social Proxy Transaction [Member]
Warrants [Line Items]
Equal to ordinary shares		289,614,200	289,614,200